Investment Objectives and Goals - BNY Dreyfus Stablecoin Reserves Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.